SHARE CAPITAL (Schedule of Assumptions Used to Estimate Fair Value) (Details) - Employees [Member]	6 Months Ended
Jun. 30, 2019 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%
Expected term	7 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of one ordinary share	$ 6.08
Expected volatility	74.87%
Risk-free interest rate	2.33%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of one ordinary share	$ 7.95
Expected volatility	77.83%
Risk-free interest rate	2.75%